Operating expenses - Additional Information (Details) - Licensing and collaboration agreement with CTTQ - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Withholding tax (as a percent)	10.00%
Withholding taxes	€ 1.0	€ 1.0	€ 0.5